Contingencies (Details Narrative)	6 Months Ended
Dec. 31, 2025 USD ($)
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Changes made to Consulting Agreements	$ 1,392,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Changes made to Consulting Agreements	$ 1,872,000